Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	$ (30,077,370)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	(22,452,576)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	2,343,582
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	11,593,511
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	5,224,798
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	(1,544,604)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	6,624,016
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	6,538,685
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	(172,271)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 13	12,024,326
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 14	11,271,912
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 15	197,672
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 16	1,914,013
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 17	259,585
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 18	158,541
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 19	(181,951)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 20	(30,150)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 21	(178,771)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 22	1,896,545
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 23	812,254
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 24	$ 804,149